Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) income from continuing operations before provision for income taxes	$ (847,707)	$ 128,007	$ 133,868
United Kingdom statutory tax rate (as a percent)	19.00%	19.00%	19.00%
Statutory tax expense (benefit)	$ (161,064)	$ 24,321	$ 25,435
Change in valuation allowances	127,955	507	(13,723)
Non-deductible goodwill impairment	56,240	18,810	22,420
Base erosion and anti-abuse (“BEAT”) tax	12,926	31,340	13,769
Foreign tax expense, net of U.S. federal benefit	9,754	13,585	14,930
IRAP and state taxes	9,275	22,946	30,351
GILTI tax	2,517	4,575	11,079
Change in unrecognized tax benefits	1,295	6,637	9,166
Italian allowance for corporate equity	(3,841)	(2,380)	(3,328)
Foreign tax and statutory rate differential	(13,988)	2,974	48,040
Tax Law Changes	(19,627)	0	0
Tax impact of Tax Act	0	0	(10,852)
Italian tax settlement	0	0	16,664
Non-taxable foreign exchange gain	0	(3,744)	(12,384)
Non-taxable gains on investments	0	(6,225)	0
Other	6,256	17,411	(7,403)
Provision for income taxes	$ 27,698	$ 130,757	$ 144,164
Effective tax rate (as a percent)	(3.30%)	102.10%	107.70%